EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	35,981,579	19,358,913	11,459,697
Weighted average remaining contractual (in yrs.)	8 years 7 months 6 days	8 years 7 months 6 days	7 years 6 months
Up to 2.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	28,888,767	11,676,900	1,416,176
Weighted average remaining contractual (in yrs.)	9 years 3 months 19 days	9 years 10 months 25 days	8 years 9 months 18 days
2.01-5.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	5,866,532	6,341,033	8,215,166
Weighted average remaining contractual (in yrs.)	6 years 3 months 19 days	7 years 3 months 19 days	8 years 1 month 6 days
5.01-10.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	707,600	822,300	1,089,875
Weighted average remaining contractual (in yrs.)	3 years 1 month 6 days	3 years 10 months 25 days	4 years 3 months 19 days
10.01-20.00 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	518,680	518,680	738,480
Weighted average remaining contractual (in yrs.)	1 year 10 months 25 days	3 years 2 months 12 days	3 years 3 months 19 days